BUSINESS SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Segment Reporting [Abstract]
SCHEDULE OF BUSINESS SEGMENT INFORMATION

	Three months ended March 31,
	2026	2025
		(revised)
Revenue	$460,005	$697
Cost of revenue	296,093	155
Gross profit	163,912	542
Operating expenses:
Depreciation and amortization	84,649	82,686
Impairment on assets held for sales	-	5,867
Payroll expenses	307,604	363,401
Consultant fees	110,442	484,866
Research and development expense	62,500	72,090
Legal and professional fees	125,276	57,700
Other segment expenses	183,433	150,202
Loss from operations	(709,992)	(1,216,270)
Interest expense	-	(1,343)
Rental income	-	4,100
Unrealized foreign exchange gains	24,617	43,808
Gain on forgiveness of debts	162,266	-
Gain on disposal of property, plant and equipment	-	2,488
Interest income	9,666	21,533
Other income	374	(696)
Loss before income tax	(513,069)	(1,146,380)
Income tax	-	-
Net loss	$(513,069)	(1,146,380)

	Nine months ended March 31,
	2026	2025
		(revised)
Revenue	$466,953	$128,690
Cost of revenue	298,314	59,303
Gross profit	168,639	69,387
Operating expenses:
Depreciation and amortization	247,754	271,490
Impairment on property, plant and equipment	-	137,632
Impairment on assets held for sales	-	5,867
Payroll expenses	918,653	2,214,214
Consultant fees	745,911	1,047,909
Research and development expense	187,500	122,090
Legal and professional fees	409,125	171,667
Other segment expenses	493,502	550,637
Loss from operations	(2,833,806)	(4,452,119)
Interest expense	-	(102,703)
Rental income	-	38,200
Unrealized foreign exchange gains	276,351	320,488
Gain from insurance claim	-	481,513
Gain on forgiveness of debts	162,266	-
Gain on disposal of property, plant and equipment	-	163,644
Interest income	21,489	60,342
Other income	7,000	4,641
Loss before income tax	(2,366,700)	(3,485,994)
Income tax	-	-
Net loss	$(2,366,700)	(3,485,994)

Because the Company operates as a single segment and the CODM reviews consolidated financial information, the significant expense categories reviewed by the CODM are reflected in the consolidated statements of operations. The presentation of the comparative information has been revised for comparability with the current year presentation. The CODM reviews on a consolidated financial information basis the significant expense categories as disclosed below.

	Consolidated June 30, 2025	Consolidated June 30, 2024 (revised)

Revenue	$133,202	$96,584
Cost of revenue	51,789	62,978
Gross profit	81,413	33,606
Operating expenses:
Depreciation and amortization	(351,797)	(532,876)
Impairment on property, plant and equipment	(137,632)	(134,042)
Impairment on advance to supplier	-	(177,200)
Payroll expenses	(2,615,348)	(960,155)
Consultant fees	(1,425,097)	(347,792)
Research and development expense	(472,090)	(100,000)
Legal and professional fees	(453,354)	(258,135)
Other segment expenses	(648,116)	(609,223)
Loss from operations	(6,022,021)	(3,085,817)
Interest expense	(102,703)	(176,483)
Rental income	38,200	68,200
Unrealized foreign exchange gains	582,034	-
Gain from insurance claim	481,513	-
Gain on disposal of property, plant and equipment	164,624	-
Interest income	70,650	1,112
Other income	4,690	5,326
Loss before income tax	(4,783,013)	(3,187,662)
Income tax	-	(112)
Net loss	$(4,783,013)	$(3,187,774)